Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	€ 142	€ (10)	€ 13
Net cash provided by (used for) discontinued operations	(13)	123	(12)
Assets classified as held for sale	0	79
Business held for sale
Discontinued operations and assets classified as held for sale [Line Items]
Assets classified as held for sale		69
Discontinued operations, net of income taxes
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	142	(10)	13
Discontinued operations, net of income taxes | Domestic Appliances
Discontinued operations and assets classified as held for sale [Line Items]
Gain on disposal of discontinued operation	140
Discontinued operations, net of income taxes	140	(2)	3
Discontinued operations, net of income taxes | Other
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	€ 2	€ (7)	€ 10